UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: June 30, 2011

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
136 Madison Avenue, 3rd Floor
New York, NY 10016

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert H. Lynch, Jr.
Title: Managing Member
Phone: (212) 842-8900
Signature, Place, and Date of Signing:

Robert H. Lynch, Jr.           New York, NY         August 15, 2011

Report Type:

13F Holdings Report


List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.











FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   70

Form 13F Information Table Value Total: $1228377









AMR CORP	 		COM 		  001765106		   9109 	       1686765 	      SH

ALPHA NATURAL RESOURCES INC	COM 		  02076X102		   5864 		129059 	      SH

AMERICAN INTL GROUP INC	 	COM NEW 	  026874784		   4193 		143000 	      SH

BROOKDALE SR LIVING INC	 	COM 		  112463104		   4649 		191730 	      SH

CEPHALON INC	 		NOTE 2.000% 6/0   156708AP4	 	  72768 	      42000000 	     PRN

CHESAPEAKE ENERGY CORP	 	COM 		  165167107		   6009 		202400 	      SH

COMPUCREDIT HLDGS CORP	 	NOTE 5.875%11/3   20478NAD2		   5416 	      12450000 	     PRN

COMPUCREDIT HLDGS CORP	 	COM 		  20478T107		    669 		288518 	      SH

CUBIST PHARMACEUTICALS INC	NOTE 2.500%11/0   229678AD9		  28066 	      20194000 	     PRN

DISCOVERY COMMUNICATNS NEW	COM SER C 	  25470F302		   7310 		200000 	      SH

E M C CORP MASS	 		NOTE 1.750%12/0   268648AK8		 168980 	      98577000 	     PRN

EASTMAN KODAK CO	 	NOTE 7.000% 4/0   277461BJ7		   1742 	       2000000 	     PRN

EQUINIX INC	 		COM NEW 	  29444U502		  20103 		199000 	      SH

EVERGREEN SOLAR INC	 	NOTE 4.000% 7/1   30033RAC2		   4124 	      40959000 	     PRN

EVERGREEN SOLAR INC	 	NOTE 13.000% 4/1  30033RAE8		  12863 	      35000000 	     PRN

FELCOR LODGING TR INC	 	PFD CV A $1.95 	  31430F200		    704 		 26972 	      SH

FORD MTR CO DEL	 		W EXP 01/01/201   345370134		  47368 	       9039765 	      SH

GENERAL MTRS CO	 		W EXP 07/10/201   37045V118		  55716 	       2603566 	      SH

GENERAL MTRS CO	 		W EXP 07/10/201   37045V126		   3715 		233214 	      SH

HARTFORD FINL SVCS GROUP INC	W EXP 06/26/201   416515120		  45564 	       2546898 	      SH

HEALTH CARE REIT INC	 	COM 		  42217K106		   1316 	 	 25103 	      SH

HECKMANN CORP	 		W EXP 11/09/201   422680116		    481 	       1093699 	      SH

HOLOGIC INC	 		COM 		  436440101		  13889 		688600 	      SH

HOVNANIAN ENTERPRISES INC	UNIT 99/99/9999   44248W208		   1605 		100000 	      SH

ICONIX BRAND GROUP INC	 	COM 		  451055107		    755 	         31217 	      SH

ILLUMINA INC	 		COM 		  452327109		   8838 		117600 	      SH

INCYTE CORP	 		NOTE 4.750%10/0   45337CAJ1		  12665 	       5500000 	     PRN

INTEGRA LIFESCIENCES HLDGS C	COM NEW 	  457985208		   2740 		 57300 	      SH

INTEL CORP	 		COM 		  458140100		  15855 		715500 	      SH

KKR FINANCIAL HLDGS LLC	 	NOTE 7.500% 1/1   48248AAD0		  35281 	      24352000 	     PRN

LIBERTY GLOBAL INC	 	COM SER C 	  530555309		   8608 		201586 	      SH

LIBERTY MEDIA CORP	 	DEB 4.000%11/1 	  530715AG6		  11311 	      19800000 	     PRN

LIBERTY MEDIA CORP	 	DEB 3.750% 2/1 	  530715AL5		   7830 	      14140000 	     PRN

LIBERTY MEDIA CORP	 	DEB 3.500% 1/1 	  530715AN1		  21037 	      38600000	     PRN

LIFE TECHNOLOGIES CORP	 	COM 		  53217V109		  11159 		214300 	      SH

LINCARE HLDGS INC	 	NOTE 2.750%11/0   532791AF7		  16995 	      14432000 	     PRN

LINCOLN NATL CORP IND	 	W EXP 07/10/201   534187117		  15905 		786590 	      SH

LIVE NATION ENTERTAINMENT IN	NOTE 2.875% 7/1   538034AB5		   8516 	       9028000 	     PRN

MGIC INVT CORP WIS	 	COM 		  552848103		   5470 		919344 	      SH

MANNKIND CORP	 		NOTE 3.750%12/1   56400PAA0		   5247 	       9154000 	     PRN

MICROCHIP TECHNOLOGY INC	SDCV 2.125%12/1   595017AB0		  44403 	      32500000 	     PRN

MOLSON COORS BREWING CO	 	CL B 		  60871R209		  13569 		303283 	      SH

NETAPP INC	 		NOTE 1.750% 6/0   64110DAB0		  78471 	      46194000 	     PRN

NUVASIVE INC	 		COM 		  670704105		   2117 		 64400 	      SH

OMNICARE INC	 		DBCV 3.250%12/1   681904AL2		   6082 	       6348000 	     PRN

PDL BIOPHARMA INC	 	NOTE 3.750% 5/0   69329YAC8		    977 	       1000000 	     PRN

RAIT FINANCIAL TRUST	 	DEBT 7.000% 4/0   749227AA2		  14908 	      14978000 	     PRN

ROYAL BK SCOTLAND GROUP PLC	SP ADR PREF T 	  780097713		   5781 		307674 	      SH

ROYAL BK SCOTLAND GROUP PLC	SP ADR PREF S 	  780097739		   1953 		112904 	      SH

ROYAL BK SCOTLAND GROUP PLC	ADR PREF SHS R 	  780097747		   1008 		 61367 	      SH

ROYAL BK SCOTLAND GROUP PLC	ADR PREF SHS Q 	  780097754		    476 		 27300 	      SH

ROYAL BK SCOTLAND GROUP PLC	ADR PFD SER P 	  780097762		     23 		  1400 	      SH

ROYAL BK SCOTLAND GROUP PLC	ADR PREF SER N 	  780097770		   6048 		354317 	      SH

ROYAL BK SCOTLAND GROUP PLC	SP ADR PREF M 	  780097796		    997 		 57971 	      SH

SANDISK CORP	 		COM 		  80004C101		  13691 		329900 	      SH

SAVIENT PHARMACEUTICALS INC	COM 		  80517Q100		   3580 		478000 	      SH

SEALY CORP	 		SR SECD 3RD 8% 	  812139400		   9048 		119157 	      SH

SUNPOWER CORP	 		DBCV 4.500% 3/1   867652AE9		    909 		850000 	     PRN

SYMANTEC CORP	 		COM 		  871503108		  25183 	       1277033 	      SH

TRINITY INDS INC	 	COM 		  896522109		  11353 		325500 	      SH

UAL CORP	 		NOTE 6.000%10/1   902549AJ3		 150833 	      54591000 	     PRN

USEC INC	 		NOTE 3.000%10/0   90333EAC2		  13087 	      18320000 	     PRN

UNITED RENTALS INC	 	NOTE 4.000%11/1   911363AL3		  51028 	      21250000 	     PRN

VERIFONE SYS INC	 	COM 		  92342Y109		   1308 		 29500 	      SH

VERISIGN INC	 		SDCV 3.250% 8/1   92343EAD4		    723 	 	627000 	     PRN

WESTERN REFNG INC	 	NOTE 5.750% 6/1   959319AC8		  17986 	       9805000 	     PRN

WINTRUST FINANCIAL CORP	 	W EXP 12/18/201   97650W157		   1959 		128905 	      SH

XILINX INC	 		COM 		  983919101		  10175 		278998 	      SH

YAHOO INC	 		COM 		  984332106		  13536 		900000 	      SH

ZIONS BANCORPORATION	 	W EXP 05/22/202   989701115		  16727 	       2406800 	      SH




                                                                                   1228377